As filed with the Securities and Exchange Commission on October 5, 2006
                                     Investment Company Act File number 811-6152

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200


Date of fiscal year end:   January 31


Date of reporting period:  July 31, 2006

ITEM 1: REPORT TO STOCKHOLDERS

NEW JERSEY                                  600 FIFTH AVENUE, NEW YORK, NY 10020
DAILY MUNICIPAL                                                   (212) 830-5200
INCOME FUND, INC.
================================================================================

Dear Shareholder:

We are pleased to present the semi-annual report of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") for the period February 1, 2006 through July 31, 2006.

The Fund had net assets of $155,813,153 and 600 active shareholders.

We thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,

/s/ Steven. W. Duff
Steven W. Duff
President

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JULY 31, 2006
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2006 through July 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------------------------------------------
                              BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE
CLASS A                              2/1/06                         7/31/06         EXPENSES PAID DURING THE PERIOD*
--------------------------------------------------------------------------------------------------------------------
Actual                              $1,000.00                      $1,011.60                     $4.79
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return             $1,000.00                      $1,020.03                     $4.81
 before expenses)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                              BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE
CLASS B Shares                       2/1/06                         7/31/06         EXPENSES PAID DURING THE PERIOD*
--------------------------------------------------------------------------------------------------------------------
Actual                              $1,000.00                      $1,012.60                     $3.79
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return             $1,000.00                      $1,021.03                     $3.81
 before expenses)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                              BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE
JP MORGAN SELECT SHARES              2/1/06                         7/31/06         EXPENSES PAID DURING THE PERIOD*
--------------------------------------------------------------------------------------------------------------------
Actual                              $1,000.00                      $1,011.60                     $4.79
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before      $1,000.00                      $1,020.03                     $4.81
expenses)
--------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.96%, 0.76% and 0.96% for the Class A, Class B and JP Morgan Select Shares, respectively, multiplied by the average account value over the period (February 1, 2006 through July 31, 2006), multiplied by 181/365 (to reflect the six month period).

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2006
(UNAUDITED)
================================================================================

                                                                                                                       RATINGS (A)
                                                                                                                   -----------------
     FACE                                                                       MATURITY    CURRENT      VALUE             STANDARD
   AMOUNT                                                                         DATE      COUPON(B)   (NOTE 1)   MOODY'S & POOR'S
   ------                                                                         ----      --------     ------    ------- --------
PUT BONDS (C) (4.32%)
------------------------------------------------------------------------------------------------------------------------------------
$   260,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) - Series 1983A                      03/01/07     3.55%  $    260,000       P-1      A1+
  5,470,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) - Series 1983A                      03/01/07     3.55      5,470,000       P-1      A1+
  1,000,000   West Virginia Housing Development Fund Housing Finance Bonds
              - Series 2006B                                                    04/09/07     3.67      1,000,000     VMIG- 1    A1+
-----------                                                                                           ------------
  6,730,000   TOTAL PUT BONDS                                                                          6,730,000
-----------                                                                                           ------------
TAX EXEMPT COMMERCIAL PAPER (7.38%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   New Jersey EDA
              (Chambers Co-Generation Ltd Partnership) 1991 Project
              LOC Dexia CLF                                                     09/05/06     3.70%  $  2,500,000     VMIG-1     A1+
  5,000,000   New Jersey EDA RB (Keystone 1992 Project)
              LOC BNP Paribas                                                   09/05/06     3.63      5,000,000     VMIG-1     A1+
  4,000,000   Salem County, NJ PCFA (Philadelphia Electric Co.) - Series 1993A
              LOC BNP Paribas                                                   08/03/06     3.44      4,000,000     VMIG-1     A1+
-----------                                                                                          ------------
 11,500,000   TOTAL TAX EXEMPT COMMERCIAL PAPER                                                       11,500,000
-----------                                                                                          ------------
TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS (25.60%)
------------------------------------------------------------------------------------------------------------------------------
$ 7,200,000   ABN Amro MuniTops Certificate Trust 2002-33
              Port Authority of New York and New Jersey
              Consolidated Bonds, 128th Series
              Insured by FSA                                                    02/07/07     3.80%  $  7,200,000     VMIG-1
  2,023,800   Chester Township, NJ BAN                                          07/20/07     3.80      2,039,810       Aa2
  1,850,000   East Orange, NJ GO Refunding Bonds - Series 2006A
              Insured by FSA                                                    08/01/06     4.00      1,850,000       Aaa
  6,802,150   Lacey Township, NJ BAN (d)                                        08/11/06     2.90      6,804,091
  2,728,265   Leonia Borough, NJ TRAN (d)                                       05/15/07     3.85      2,741,767
  4,531,100   Middle Township, NJ BAN (d)                                       07/19/07     3.85      4,568,958
  1,000,000   Monmouth County Improvement Authority, NJ
              Government Loan RB - Series 2005
              Insured by AMBAC Assurance Corp.                                  12/01/06     3.22      1,002,540       Aaa      AAA
  5,000,000   North Brunswick Township, NJ BAN - Series 2005                    11/14/06     3.20      5,011,136      MIG-1

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2006
(UNAUDITED)
================================================================================

                                                                                                                       RATINGS (A)
                                                                                                                   -----------------
     FACE                                                                       MATURITY    CURRENT      VALUE             STANDARD
   AMOUNT                                                                         DATE      COUPON(B)   (NOTE 1)   MOODY'S & POOR'S
   ------                                                                         ----      --------     ------    ------- --------
TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
$ 2,199,853   Norwood, NJ BAN (d)                                               10/06/06     3.05%  $  2,203,519
  2,070,000   Ocean City, NJ BAN (d)                                            07/20/07     3.85      2,082,512
  2,000,000   Rockaway Township, NJ BAN                                         07/19/07     3.75      2,013,926       Aa2
  2,354,590   Waldwick Borough, NJ BAN (d)                                      06/22/07     3.80      2,368,718
-----------                                                                                           ------------
 39,759,758   TOTAL TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS                                       39,886,977
-----------                                                                                           ------------
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (E) (63.28%)
------------------------------------------------------------------------------------------------------------------------------
$ 1,865,000   Bergen County, NJ Improvement Authority Subordinate Special
              Purpose Limited Obligation RB
              (Encap Golf Holdings, LLC Project) - Series 2005C
              LOC Wachovia Bank, N.A.                                           04/01/25     3.67%  $  1,865,000     VMIG-1     A1+
  3,555,000   Butler County IDA RB (Concordia Lutheran Ministries) - Series 2000B
              LOC Radian Asset Assurance, Inc.                                  08/01/30     3.66      3,555,000                A1+
  1,000,000   Camden County, NJ Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 2006
              Collateralized by FNMA                                            04/15/36     3.61      1,000,000                A1+
  2,000,000   City of Pulaski and Giles County, TN IDRB
              (Martin Methodist College Project) - Series 2004
              LOC AmSouth Bank                                                  01/01/24     3.76      2,000,000     VMIG-1
  2,000,000   Eagle Tax - Exempt Trust, J Series 2006 0045 Class A COPs
              (Related to the Port Authority of New York and New Jersey
              Consolidated Bonds 136th Series)
              Insured by MBIA Insurance Corp.                                   05/01/34     3.72      2,000,000                A1+
  2,000,000   Eagle Tax - Exempt Trust, J Series 2006 0107 Class A COPs
              (Related to the Port Authority of New York and New Jersey
              Consolidated Bonds 143rd Series)                                  04/01/36     3.72      2,000,000                A1+
  3,800,000   Essex County, NJ Improvement Authority
              Pooled Government Loan Program Bonds - Series 1986
              LOC Wachovia Bank, N.A                                            07/01/26     3.62      3,800,000     VMIG-1
  1,180,000   Floaters Trust Receipts - Series 2005 L26U
              (New Jersey Health Care Facility Finance Authority RB)
              Bayonne Hospital Obligated Group Issue - Series 1994)
              Insured by FSA                                                    07/01/12     3.65      1,180,000     VMIG-1     A1
  1,000,000   Fulton County, KY Industrial Building RB
              (The Burke - Parsons - Bowlby Corporation Project) - Series 2006
              LOC Branch Bank & Trust Company                                   07/01/26     3.78      1,000,000       P-1      A1+

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

================================================================================

                                                                                                                       RATINGS (A)
                                                                                                                   -----------------
     FACE                                                                       MATURITY    CURRENT      VALUE             STANDARD
   AMOUNT                                                                         DATE      COUPON(B)   (NOTE 1)   MOODY'S & POOR'S
   ------                                                                         ----      --------     ------    ------- --------
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (E) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
$ 2,300,000   Gulf Coast, TX IDA Environmental Facilities RB
              (Citgo Petroleum Corp. Project) - Series 2002
              LOC Royal Bank of Scotland                                        02/01/32     3.72%  $  2,300,000     VMIG-1
  1,955,000   Jefferson County, KY Industrial Building RB
              (R.C. Tway Company D/B/A Kentucky Manufacturing Company Project)-
              Series 1998
              LOC Fifth Third Bank                                              06/01/18     3.80      1,955,000       P-1      A1+
   1,000,000  King George County, VA IDA
              (Birchwood Power Partners Project) - Series 1995
              LOC Bank of Nova Scotia                                           11/01/25     3.78      1,000,000                A1+
  1,000,000   Lockport, IL IDRB (Panduit Corp.)
              LOC Fifth Third Bank                                              04/01/25     3.72      1,000,000                A1+
  1,000,000   Miami-Dade County, FL IDA
              (Airborne Heavy Maintenance, Inc.) - Series 1998
              LOC JPMorgan Chase Bank, N.A.                                     08/01/18     3.71      1,000,000                A1
  2,470,000   Morgan Stanley & Co. Incorporated Trust Floater Certificates
              Series 2000-402 Related to the Mercer County, Improvement
              Authority, NJ State Justice Complex RB Series 1978A               01/01/18     3.66      2,470,000     VMIG-1
  2,165,000   Nevada Housing Division MFHRB
              (Maryland Villas Project) 1997 Issue A
              Guaranteed by Federal Home Loan Bank of San Francisco             10/01/30     3.67      2,165,000                A1+
  2,000,000   Nevada Housing Division MFHRB
              (Southwest Village Apartments) - Series 2005
              Guaranteed by Federal National Mortgage Association               10/15/38     3.67      2,000,000                A1+
    800,000   New Jersey EDA (CVC Specialty Chemicals) - 2001 Project
              LOC Wachovia Bank, N.A.                                           05/01/11     3.67        800,000
  4,300,000   New Jersey EDA
              (Lawrenceville School Project) - Series 1996B                     07/01/26     3.58      4,300,000     VMIG-1
  3,105,000   New Jersey EDA
              (Mount Olive Industrial Realty Corp.) - Series 1998
              LOC Bank of New York, N.A.                                        12/01/07     3.70      3,105,000                A1+
    660,000   New Jersey EDA  (New Jersey ROC Series 2003 E)                    03/01/07     3.74        660,000                A1+
  2,700,000   New Jersey EDA (Stolthaven Perth Amboy Inc. Project)
              - Series 1998A
              LOC Citibank, N.A.                                                01/15/18     3.61      2,700,000       P-1      A1+

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2006
(UNAUDITED)
================================================================================

                                                                                                                       RATINGS (A)
                                                                                                                   -----------------
     FACE                                                                       MATURITY    CURRENT      VALUE             STANDARD
   AMOUNT                                                                         DATE      COUPON(B)   (NOTE 1)   MOODY'S & POOR'S
   ------                                                                         ----      --------     ------    ------- --------
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (E) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
$ 3,800,000   New Jersey EDA (United Water Project) - Series 1996A
              Insured by AMBAC Assurance Corp.                                  11/01/26     3.60%  $  3,800,000     VMIG-1     A1+
    700,000   New Jersey EDA (United Water Project) - Series 1996C
              Insured by AMBAC Assurance Corp.                                  11/01/25     3.72        700,000     VMIG-1     A1+
  3,000,000   New Jersey EDA IDRB
              (CST Products, LLC Project.) - Series 2006
              LOC National Bank of Canada                                       04/01/26     3.77      3,000,000                A1
    890,000   New Jersey EDA IDRB (Kooltronic Incorporated Project)
              LOC Wachovia Bank, N.A.                                           12/01/08     3.77        890,000       P-1      A1+
  2,115,000   New Jersey EDA RB (Color Graphics Inc. Project)
              LOC Wachovia Bank, N.A.                                           12/01/17     3.72      2,115,000       P-1      A1+
  1,650,000   New Jersey EDA RB (Filtra Corporation Project) - Series 1995
              LOC Bank of America, N.A.                                         08/01/15     3.82      1,650,000       P-1      A1+
  1,000,000   New Jersey EDA Refunding RB
              (Union County Genlyte Project)
              LOC Bank of America, N.A.                                         10/15/09     3.67      1,000,000       P-1
  3,700,000   New Jersey EDA Special Facility RB
              (Port Newark Container Terminal LLC Project) - Series 2003
              LOC Citibank, N.A.                                                07/01/30     3.67      3,700,000                A1+
  2,250,000   New Jersey State EDA RB
              (Campus 130 Association)
              LOC Bank of New York, N.A.                                        12/01/11     3.70      2,250,000       P-1      A1+
  5,000,000   New Jersey State Educational Facilities Authority RB
              (Princeton University) - Series 2001B                             07/01/21     3.63      5,000,000     VMIG-1     A1+
  4,000,000   New Jersey State Housing and Mortgage Finance Agency
              Series 2005O                                                      10/01/26     3.70      4,000,000     VMIG-1     A1+
  1,100,000   New Jersey State GO
              Municipal Securities Trust Receipts - Series 1995CB1              02/15/11     3.71      1,100,000     VMIG-1
  1,400,000   New Jersey Turnpike Authority - Series 1991D
              Insured FGIC                                                      01/01/18     3.59      1,400,000     VMIG-1     A1+
  1,000,000   New York City, NY HDC (West 48th Street Development) - Series 2001A
              Guaranteed by FNMA                                                01/15/34     3.68      1,000,000                A1+
  1,500,000   Pennsylvania EDFA (Delweld Industry Corp. Project) - Series 2005B1
              LOC PNC Bank, N.A.                                                08/01/16     3.74      1,500,000       P-1      A1+

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

================================================================================

                                                                                                                       RATINGS (A)
                                                                                                                   -----------------
     FACE                                                                       MATURITY    CURRENT      VALUE             STANDARD
   AMOUNT                                                                         DATE      COUPON(B)   (NOTE 1)   MOODY'S & POOR'S
   ------                                                                         ----      --------     ------    ------- --------
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (E) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
$ 2,005,000   P - Floats PA - 649R Related  to New Jersey Sports and
              Exposition Authority State Contract Bonds 2000 Series A
              Insured by MBIA Insurance Corp.                                   03/01/18     3.67%  $  2,005,000                A1+
  7,185,000   Putters Series 1104 Related to Custodial Receipts, Series 2005-7
              (New Jersey EDA School Facilities Construction Bonds, 2005 Series O)
              LOC JPMorgan Chase Bank, N.A.                                     03/01/13     3.68      7,185,000     VMIG-1
  5,280,000   ROCs  II-R  Trust Series 2125
              (Related to Housing Authority of Newark, NJ Port Authority Series 2004)
              Insured by MBIA Insurance Corp.                                   01/01/17     3.67      5,280,000                A1+
  1,975,000   ROCs  II-R  Trust Series 4539
              (Related to Newark, NJ GO Bonds Series 2003)
              Insured by FSA                                                    08/10/06     3.45      1,975,000     VMIG-1
  2,000,000   State Board of Regents of the State of Utah,
              Student Loan RB - Series 1995L
              Insured by AMBAC Assurance Corp.                                  11/01/25     3.70      2,000,000                A1+
  2,100,000   Village of Channahon, IL (Morris Hospital) - Series 2003B
              LOC U.S. Bank, N.A.                                               12/01/32     3.68      2,100,000                A1+
  1,100,000   Warrick County, IN
              (Village Community Partners V - Springsview Apartments) - Series 2001
              LOC Federal Home Loan Bank of Indianapolis                        10/01/34     3.70      1,100,000                A1+
-----------                                                                                         ------------
 98,605,000   TOTAL TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS                                       98,605,000
-----------                                                                                         ------------
              TOTAL INVESTMENTS (100.58%) (COST $156,721,977+)                                       156,721,977
              LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (-0.58%)                                   (908,824)
                                                                                                    ------------
              NET ASSETS (100.00%)                                                                  $155,813,153
                                                                                                    ============

              + Aggregate cost for federal income tax purposes is identical.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2006
(UNAUDITED)
================================================================================
FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.


(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

BAN      =   Bond Anticipation Note                      IDA        =   Industrial Development Authority
COPs     =   Certificates of Participation               IDRB       =   Industrial Development Revenue Bond
EDA      =   Economic Development Authority              LOC        =   Letter of Credit
EDFA     =   Economic Development Finance Authority      MFHRB      =   Multi Family Housing Revenue Bonds
FGIC     =   Financial Guaranty Insurance Company        PCFA       =   Pollution Control Finance Authority
FNMA     =   Federal National Mortgage Association       RB         =   Revenue Bond
FSA      =   Financial Security Assurance                ROCs       =   Reset Option Certificates
GO       =   General Obligation                          TOPs       =   Tender Option Puts
HDC      =   Housing Development Corporation             TRAN       =   Tax & Revenue Anticipation Note

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
JULY 31, 2006
(UNAUDITED)
================================================================================

------------------------- ---------------------------- -------------------------
STATES                    VALUE                        % OF PORTFOLIO
------------------------- ---------------------------- -------------------------
Florida                   $   1,000,000                 0.64%
Illinois                      3,100,000                 1.98
Indiana                       1,100,000                 0.70
Kentucky                      2,955,000                 1.88
Nevada                        4,165,000                 2.66
New Jersey                  113,116,977                72.18
New York                     12,200,000                 7.78
Pennsylvania                  5,055,000                 3.22
Puerto Rico                   5,730,000                 3.66
Tennessee                     2,000,000                 1.27
Texas                         2,300,000                 1.47
Utah                          2,000,000                 1.28
Virginia                      1,000,000                 0.64
West Virginia                 1,000,000                 0.64
------------------------- ---------------------------- -------------------------
TOTAL                     $  156,721,977               100.00%
------------------------- ---------------------------- -------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2006
(UNAUDITED)
================================================================================

ASSETS:

   Investments in securities, at amortized cost (Note 1)................................      $   156,721,977
   Cash ................................................................................               97,458
   Accrued interest receivable..........................................................            1,226,010
   Prepaid expenses.....................................................................               21,979
   Other receivables....................................................................                  502
                                                                                              ---------------
              Total assets..............................................................          158,067,926
                                                                                              ---------------

LIABILITIES:

   Payable to affiliates*...............................................................               75,256
   Payable for securities purchases.....................................................            1,955,000
   Accrued expenses.....................................................................               72,054
   Dividends payable....................................................................              152,463
                                                                                              ---------------
              Total liabilities.........................................................            2,254,773
                                                                                              ---------------
   NET ASSETS...........................................................................      $   155,813,153
                                                                                              ===============

SOURCE OF NET ASSETS:

   Net capital paid on shares of capital stock (Note 3).................................      $   155,817,561
   Accumulated net realized loss........................................................               (4,408)
                                                                                              ---------------
   NET ASSETS...........................................................................      $   155,813,153
                                                                                              ===============
   NET ASSET VALUE, PER SHARE (NOTE 3):
     Class A shares, ($116,349,053 applicable to 116,364,323 shares outstanding)........             $   1.00
                                                                                                     ========
     Class B shares, ($21,970,527 applicable to 21,973,411 shares outstanding)..........             $   1.00
                                                                                                     ========
     JPMorgan shares, ($17,493,573 applicable to 17,495,868 shares outstanding).........             $   1.00
                                                                                                     ========

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2006
(UNAUDITED)
================================================================================

INVESTMENT INCOME

Income:

    Interest.................................................................................  $     2,435,776
                                                                                               ---------------
Expenses: (Note 2)
    Investment management fee................................................................          221,913
    Administration fee.......................................................................          155,339
    Shareholder servicing fee (Class A shares)...............................................          102,205
    Shareholder servicing fee (JPMorgan Select shares).......................................           23,455
    Custodian expenses.......................................................................            8,097
    Shareholder servicing and related shareholder expenses+..................................           50,639
    Legal, compliance and filing fees........................................................           45,017
    Audit and accounting.....................................................................           64,778
    Directors' fees and expenses.............................................................            9,313
    Other....................................................................................            5,215
                                                                                               ---------------
         Total expenses......................................................................          685,971
                                                                                               ---------------
Net investment income........................................................................        1,749,805

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments......................................................              575
                                                                                               ---------------
Increase in net assets from operations.......................................................  $     1,750,380
                                                                                               ===============

+    Includes class specific transfer agency expenses of $25,551, $5,570 and $5,864 for Class A, Class B, and JP Morgan
     Select shares, respectively.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                          SIX MONTHS ENDED                YEAR
                                                                            JULY 31, 2006                 ENDED
                                                                             (UNAUDITED)            JANUARY 31, 2006
INCREASE (DECREASE) IN NET ASSETS                                          -------------             --------------

Operations:
     Net investment income.........................................        $   1,749,805             $    2,357,130
     Net realized gain (loss) on investments.......................                  575                     (3,659)
                                                                           -------------             --------------
     Increase in net assets from operations........................            1,750,380                  2,353,471

Dividends to shareholders from net investment income*:
     Class A shares................................................           (1,195,767)                (1,659,350)
     Class B shares................................................             (281,842)                  (281,936)
     JPMorgan Select shares........................................             (272,196)                  (415,844)
                                                                           -------------             --------------
     Total dividends to shareholders...............................           (1,749,805)                (2,357,130)

Capital share transactions (Note 3):
     Class A shares................................................           18,648,700                 (9,499,636)
     Class B shares................................................             (513,672)                 7,230,659
     JPMorgan Select shares........................................           (9,227,034)               (10,371,785)
                                                                           -------------             --------------
     Total capital share transactions..............................            8,907,994                (12,640,762)
                                                                           -------------             --------------
     Total increase (decrease).....................................            8,908,569                (12,644,421)

Net assets:
     Beginning of period...........................................          146,904,584                159,549,005
                                                                           -------------             --------------
     End of period.................................................        $ 155,813,153             $  146,904,584
                                                                           =============             ==============
     Undistributed net investment income...........................        $         -0-             $          -0-
                                                                           =============             ==============

* Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDTED)
================================================================================

1. SUMMARY OF ACCOUNTING POLICIES

New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, municipal money market fund. The Fund has three classes of stock authorized, Class A, Class B and JPMorgan Select shares. The Class A and JPMorgan Select shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

  A) VALUATION OF SECURITIES -

  Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

  B) FEDERAL INCOME TAXES -

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

  C) DIVIDENDS AND DISTRIBUTIONS -

  Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

  D) USE OF ESTIMATES -

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

  E) GENERAL -

  Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDTED)
================================================================================

2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager"), at the annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements covering all classes and Shareholder Servicing Agreements, only with respect to Class A and JPMorgan Select shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to 0.20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $300 per meeting attended (there are five scheduled Board Meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he serves. Effective January 1, 2006, the Lead Independent Director will receive an additional annual fee of $8,000 and the Deputy Lead Director will receive an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $37,244 paid to Reich & Tang Services, Inc. an affiliate of the Manager, as transfer agent for the Fund (the "Transfer Agent"). Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A, Class B, and JPMorgan Select shares of the Fund. For the period ended July 31, 2006 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the shares of the Fund.

--------------------------------------------------------------------------------

================================================================================

3. CAPITAL STOCK

At July 31, 2006, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                           SIX MONTHS                   YEAR
                                                       ENDED JULY 31, 2006             ENDED
CLASS A SHARES                                             (UNAUDITED)           JANUARY 31, 2006
--------------                                              ---------            ----------------
Sold........................................                187,846,245              337,752,317
Issued on reinvestment of dividends.........                    869,110                1,180,086
Redeemed....................................               (170,066,655)            (348,432,039)
                                                          -------------            -------------
Net increase (decrease).....................                 18,648,700               (9,499,636)
                                                          =============            =============
CLASS B SHARES
--------------
Sold........................................                 57,139,606               69,992,456
Issued on reinvestment of dividends.........                    275,077                  271,782
Redeemed....................................                (57,928,355)             (63,033,579)
                                                          -------------            -------------
Net increase (decrease).....................                   (513,672)               7,230,659
                                                          =============            =============
JPMORGAN SELECT SHARES
----------------------
Sold........................................                 49,616,999               92,017,098
Issued on reinvestment of dividends.........                    273,521                  406,335
Redeemed....................................                (59,117,554)            (102,795,218)
                                                          -------------            -------------
Net increase (decrease).....................                 (9,227,034)             (10,371,785)
                                                          =============            =============

4. TAX INFORMATION

The tax character of all distributions paid during the years ended January 31, 2006 and 2005 was tax-exempt income.

 At January 31, 2006, the Fund had for Federal income tax purposes, capital losses of $4,983, which may be carried forward to offset future capital gains of which $84 will expire on January 31, 2008, $1,240 will expire on January 31, 2013 and $3,659 will expire on January 31, 2014.

At January 31, 2006, the Fund had no distributable earnings.

5. CONCENTRATION OF CREDIT RISK

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 64% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6. FINANCIAL HIGHLIGHTS

                                                                             YEAR
                                                SIX MONTHS                   ENDED                    THREE MONTHS   YEAR
CLASS A SHARES                                    ENDED                    JANUARY 31,                   ENDED       ENDED
--------------                                 JULY 31, 2006 ---------------------------------------  JANUARY 31,   OCTOBER 31,
                                               (UNAUDITED)    2006      2005       2004       2003      2002         2001
                                               ---------     --------   -------    -------    -------   -------      -------
PER SHARE OPERATING PERFORMANCE:
(for a share outstanding throughout the period)
Net asset value, beginning of period.......... $1.00         $1.00      $1.00      $1.00      $1.00     $1.00         $1.00
                                               -------       -------    -------    -------    -------   -------      -------
Income from investment operations:
  Net investment income.......................  0.012         0.015      0.003      0.001      0.005     0.002         0.022
  Net realized and unrealized gain (loss)
     on investments...........................  0.000          --         --         --         --        --            --
                                               -------       -------    -------    -------    -------   -------      -------
Total from investment operations..............  0.012         0.015      0.003      0.001      0.005     0.002         0.022
                                               -------       -------    -------    -------    -------   -------      -------
Less distributions from:
  Dividends from net investment income........ (0.012)       (0.015)    (0.003)    (0.001)    (0.005)   (0.002)       (0.022)
  Net realized gains on investments........... ( --  )       ( --  )    ( --  )    ( --  )    ( --  )   ( --  )       ( --  )
                                               -------       -------    -------    -------    -------   -------      -------
Total distributions........................... (0.012)       (0.015)    (0.003)    (0.001)    (0.005)   (0.002)       (0.022)
                                               -------       -------    -------    -------    -------   -------      --------
Net asset value, end of period................ $1.00         $1.00      $1.00      $1.00      $1.00     $1.00         $1.00
                                               =======       =======    =======    =======    =======   ========     ========
TOTAL RETURN..................................  1.16%(a)      1.55%      0.34%      0.14%      0.53%     0.21%(a)      2.21%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).............$116,349      $97,702   $107,203    $96,004    $132,287  $106,056     $121,956
Ratios to average net assets:
    Expenses (net of fees waived)(b)..........  0.96%(c)      0.94%      0.93%      0.90%      0.89%     0.87%(c)      0.88%
    Net investment income.....................  2.34%(c)      1.53%      0.34%      0.14%      0.53%     0.82%(c)      2.13%
    Shareholder servicing fees waived.........   --            --        0.00%      0.02%        --        --            --
    Expenses paid indirectly .................   --           0.00%      0.00%      0.00%      0.00%     0.00%(c)      0.01%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

--------------------------------------------------------------------------------

================================================================================

                                                                             YEAR
                                                SIX MONTHS                   ENDED                    THREE MONTHS   YEAR
CLASS B SHARES                                    ENDED                    JANUARY 31,                   ENDED       ENDED
--------------                                 JULY 31, 2006 ---------------------------------------  JANUARY 31,   OCTOBER 31,
                                               (UNAUDITED)    2006      2005       2004       2003      2002         2001
                                               ---------     --------   -------    -------    -------   -------      -------
PER SHARE OPERATING PERFORMANCE:
(for a share outstanding throughout the period)
Net asset value, beginning of period......     $1.00         $1.00      $1.00      $1.00      $1.00     $1.00        $1.00
                                               -------       -------    -------    -------    -------   --------     -------
Income from investment operations:
  Net investment income...................      0.013         0.017      0.005      0.003      0.007     0.003        0.024
  Net realized and unrealized gain (loss)
     on investments.......................      0.000          --         --         --         --        --           --
                                               -------       ------     ------     ------     -------   -------      -------
Total from investment operations..........      0.013         0.017      0.005      0.003      0.007     0.003        0.024
                                               -------       ------     ------     ------     -------   -------      -------
Less distributions from:
  Dividends from net investment income....     (0.013)       (0.017)    (0.005)    (0.003)    (0.007)   (0.003)      (0.024)
  Net realized gains on investments.......     ( --  )       ( --  )    ( --  )    ( --  )    ( --  )   ( --  )      ( --  )
                                               -------       -------    ------     ------     -------   --------     -------
Total distributions.......................     (0.013)       (0.017)    (0.005)    (0.003)    (0.007)   (0.003)      (0.024)
                                               -------       -------    -------    ------     -------   -------      -------
Net asset value, end of period............     $1.00         $1.00      $1.00      $1.00      $1.00     $1.00        $1.00
                                               =======       =======    =======    =======    =======    =======     =======
TOTAL RETURN..............................      1.26%(a)      1.76%      0.54%      0.32%      0.73%     0.26%(a)     2.44%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).........    $21,970       $22,484    $15,255    $11,916    $10,124    $12,920     $16,019
Ratios to average net assets:
    Expenses (net of fees waived)(b)......      0.76%(c)      0.74%      0.74%      0.73%      0.69%     0.65%(c)     0.66%
    Net investment income.................      2.53%(c)      1.74%      0.60%      0.32%      0.73%     1.05%(c)     2.41%
    Expenses paid indirectly .............       --           0.00%      0.00%      0.00%      0.00%     0.00%(c)     0.01%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             YEAR
                                                SIX MONTHS                   ENDED                    THREE MONTHS   YEAR
JPMorgan SHARES                                   ENDED                    JANUARY 31,                   ENDED       ENDED
----------------                               JULY 31, 2006 ---------------------------------------  JANUARY 31,   OCTOBER 31,
                                               (UNAUDITED)    2006      2005       2004       2003      2002         2001
                                               ---------     --------   -------    -------    -------   -------      -------
PER SHARE OPERATING PERFORMANCE:
(for a share outstanding throughout the period)
Net asset value, beginning of period......     $1.00         $1.00      $1.00      $1.00      $1.00     $1.00        $1.00
                                               -------       -------    -------    -------    -------   -------      ------
Income from investment operations:
  Net investment income...................      0.012         0.015      0.003      0.001      0.005     0.002        0.022
  Net realized and unrealized gain (loss)
     on investments.......................      0.000          --         --         --         --        --           --
                                               -------       ------     ------     ------     -------   -------      -------
Total from investment operations..........      0.012         0.015      0.003      0.001      0.005     0.002        0.022
                                               -------       -------    -------    -------    -------   -------      -------
Less distributions from:
  Dividends from net investment income         (0.012)       (0.015)    (0.003)    (0.001)    (0.005)   (0.002)      (0.022)
  Net realized gains on investments.......     ( -- )        ( --  )    ( --  )    ( --  )    ( --  )   ( --  )      ( --   )
                                               -------       -------    -------    -------    -------   -------      -------
Total distributions.......................     (0.012)       (0.015)    (0.003)    (0.001)    (0.005)   (0.002)      (0.022)
                                               -------       -------    -------    -------    -------   -------      -------
Net asset value, end of period............     $1.00         $1.00      $1.00      $1.00      $1.00     $1.00        $1.00
                                               =======       =======    =======    =======    =======   =======      =======
TOTAL RETURN..............................      1.16%(a)      1.55%      0.34%      0.14%      0.53%     0.21%(a)     2.21%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).........    $17,494       $26,719     $37,091   $40,356    $52,278    $72,688     $63,248
Ratios to average net assets:
    Expenses (net of fees waived)(b)......      0.96%(c)      0.94%      0.93%      0.90%      0.89%     0.87%(c)     0.88%
    Net investment income.................      2.32%(c)      1.53%      0.34%      0.14%      0.53%     0.82%(c)     2.13%
    Shareholder servicing fees waived.....       --            --        0.00%      0.02%       --        --           --
    Expenses paid indirectly .............       --           0.00%      0.00%      0.00%      0.00%     0.00%(c)     0.01%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.


INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

   On April 20, 2006, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

     1)   THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE MANAGER.

   The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract;
(iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (CONTINUED)

     2)   THE PERFORMANCE OF THE FUND AND THE MANAGER.

   The Directors reviewed the investment performance of the Fund, both on an absolute basis and as compared to various Lipper peer group categories on a gross basis for the one-, three-, five- and ten-year periods ended February 28, 2006. The peer group categories included: (i) an asset-based peer group of one other retail no-load New Jersey tax-exempt municipal money market fund, as classified by Lipper, as the peer group for the Fund's Class A shares ("performance group 1"); (ii) a competitors class peer group, representing other New Jersey tax-exempt money market funds that are considered to be competitors of the Fund with similar distribution channels ("performance group 2"); and
(iii) a peer group of all retail and institutional New Jersey tax-exempt money market funds in the Lipper universe regardless of asset size ("performance universe"). These peer groups are collectively referred to as the "Performance Peer Groups." The Manager advised the Board that it does not advise or subadvise: (i) other funds with a similar investment policy to the Fund's; or
(ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Directors used the Fund's performance against the Performance Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Fund against all the Performance Peer Groups was satisfactory and that the Fund's ranking against the Lipper performance universe was in the 4th quintile for the three-, five- and ten-year periods and 5th quintile for the one- year period (lst quintile being the highest). When considering the Fund's performance, the Board acknowledged the limited size of the asset-based Performance Peer Group. The Board also considered the Fund's performance in light of the Manager's statement that they have a tighter credit policy than many other advisers which can sometimes result in the Fund generating lower returns than other competitors.

   In connection with its assessment of the performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

     3) THE COST OF THE ADVISORY SERVICES AND THE PROFITS TO THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND.

   In connection with the Directors' consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fee for the Fund against the advisory fees charged to funds in the Expense Peer Groups and the Fund's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Expense Peer Groups. The Expense Peer Groups consist of : (i) an asset-based peer group of retail no-load New Jersey and certain other single-state tax-exempt municipal money market funds as classified by Lipper, as the peer group for the Fund's Class A shares ("expense group 1"); (ii) a competitors class peer group, representing other New Jersey

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INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (CONTINUED)

tax-exempt money market funds that are considered to be competitors of the Fund with similar distribution channels ("expense group 2"); and (iii) a peer group of all retail no-load New Jersey and certain other tax-exempt and municipal money market funds in the Lipper universe regardless of asset size ("expense universe"). These peer groups are collectively referred to as the "Expense Peer Groups."The Directors also considered comparative total fund expenses of the Class A shares of the Fund and the Expense Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Expense Peer Group fund agreements is often not apparent. The Directors also viewed the Expense Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the Expense Peer Groups. The Board also acknowledged that the differences in expense ratios as between the various shares classes of the Fund was primarily due to the differences in 12b-1 fees payable by the classes in connection with the distribution channels through which each class was sold. The Directors also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund. The Directors concluded that the level of the management fee was reasonable in light of these factors.

   The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2005. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (E.G. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Directors concluded that the profitability of the Fund to the Manager and its affiliates was reasonable.

     4) THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE.

   With respect to the Directors' consideration of economies of scale, the Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Expense Peer Group data to assess whether the Expense Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were significant asset growth in the future, the Directors determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (CONTINUED)

     5)   OTHER FACTORS.

   In addition to the above factors, the Directors acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

   Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.

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
This report is submitted for the general        NEW JERSEY
information of the shareholders of the          DAILY
Fund. It is not authorized for                  MUNICIPAL
distribution to prospective investors in        INCOME
the Fund unless preceded or accompanied         FUND, INC.
by an effective prospectus, which
includes information regarding the
Fund's objectives and policies,
experience of its management,
marketability of shares, and other
Information.

  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.

      600 Fifth Avenue
      New York, New York 10020

  MANAGER
                                                           SEMI-ANNUAL REPORT
                                                               JULY 31, 2006
                                                                (UNAUDITED)
      Reich & Tang Asset Management, LLC
      600 Fifth Avenue
      New York, New York 10020

  CUSTODIAN

      The Bank of New York
      2 Hanson Place, 7th Floor
      Brooklyn, New York 11217

  TRANSFER AGENT &
   DIVIDEND DISBURSING AGENT

      Reich & Tang Services, Inc.
      600 Fifth Avenue
      New York, New York 10020

  NJ7/06S


ITEM 2:    CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) New Jersey Daily Municipal Income Fund, Inc.

By (Signature and Title)*       /s/Rosanne Holtzer
                                   Rosanne Holtzer, Secretary

Date: October 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President
Date: Ocotber 5, 2006

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer
Date: October 5, 2006

* Print the name and title of each signing officer under his or her signature.

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